Net income by operating segment - Consolidated Statement of Income by Business Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales revenues	$ 76,589	$ 84,638	$ 77,884
Cost of sales	(45,732)	(52,184)	(51,198)
Gross profit (loss)	30,857	32,454	26,686
Income (expenses)	(10,243)	(15,666)	(16,133)
Selling	(4,476)	(3,827)	(3,614)
General and administrative	(2,124)	(2,239)	(2,656)
Exploration costs	(799)	(524)	(800)
Research and development	(576)	(641)	(572)
Other taxes	(619)	(670)	(1,789)
Impairment of assets	(2,848)	(2,005)	(1,191)
Other income and expenses	1,199
Net income / (loss) before financial results and income taxes	20,614	16,788	10,553
Net finance income (expenses)	(8,764)	(6,484)	(9,719)
Results of equity-accounted investments	153	523	673
Net income / (loss) before income taxes	12,003	10,827	1,507
Income taxes	(4,200)	(4,256)	(1,697)
Net income from continuing operations for the period	7,803	6,571	(190)
Net income from discontinued operations for the period	2,560	843	359
Net income for the period	10,363	7,414	169
Non-controlling interests	212	241	260
Net income from continuing operations	7,660	6,572	(347)
Net income from discontinued operations	2,491	601	256
Net income attributable to
Net income from continuing operations	143	(1)	157
Net income from discontinued operations	69	242	103
Net income (loss) attributable to shareholders of Petrobras	10,151	7,173	(91)
Net income attributable to shareholders of Petrobras	10,151	7,173	(91)
Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		84,638	77,884
Cost of sales		(52,184)	(51,198)
Gross profit (loss)		32,454	26,686
Income (expenses)		(15,666)	(16,133)
Selling		(3,827)	(3,614)
General and administrative		(2,239)	(2,656)
Exploration costs		(524)	(800)
Research and development		(641)	(572)
Other taxes		(670)	(1,789)
Impairment of assets		(2,005)	(1,191)
Other income and expenses		(5,760)	(5,511)
Net income / (loss) before financial results and income taxes		16,788	10,553
Net finance income (expenses)		(6,484)	(9,719)
Results of equity-accounted investments		523	673
Net income / (loss) before income taxes		10,827	1,507
Income taxes		(4,256)	(1,697)
Net income from continuing operations for the period		6,571	(190)
Net income from discontinued operations for the period		843	359
Net income for the period		7,414	169
Non-controlling interests		241	260
Net income from continuing operations		6,572	(347)
Net income from discontinued operations		601	256
Net income attributable to
Net income from continuing operations		(1)	157
Net income from discontinued operations		242	103
Net income (loss) attributable to shareholders of Petrobras		7,173	(91)
Net income attributable to shareholders of Petrobras		7,173	(91)
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	68,348
Third parties [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		69,189	62,778
Exploration and Production [member]
Disclosure of operating segments [line items]
Income (expenses)	(4,181)
Exploration and Production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	1,062
Exploration and Production [member] | Third parties [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		2,330	1,422
Refining, Transportation & Marketing [member]
Disclosure of operating segments [line items]
Income (expenses)	(4,334)
Refining, Transportation & Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	58,106
Refining, Transportation & Marketing [member] | Third parties [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		56,793	50,895
Gas & Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	8,185
Gas & Power [member] | Third parties [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		8,540	9,079
Corporate and other business [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues	995
Corporate and other business [member] | Third parties [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		1,526	1,382
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Sales revenues	50,462
Cost of sales	(27,304)
Gross profit (loss)	23,158
Income (expenses)	(4,181)
General and administrative	(254)
Exploration costs	(799)
Research and development	(394)
Other taxes	(127)
Impairment of assets	(1,956)
Other income and expenses	(651)
Net income / (loss) before financial results and income taxes	18,977
Results of equity-accounted investments	86
Net income / (loss) before income taxes	19,063
Income taxes	(6,451)
Net income from continuing operations for the period	12,612
Net income for the period	12,612
Non-controlling interests	(12)
Net income from continuing operations	12,624
Net income attributable to
Net income from continuing operations	(12)
Net income (loss) attributable to shareholders of Petrobras	12,624
Net income attributable to shareholders of Petrobras	12,624
Operating segments [member] | Exploration and Production [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		52,382	42,184
Cost of sales		(28,968)	(27,937)
Gross profit (loss)		23,414	14,247
Income (expenses)		(5,068)	(3,750)
Selling		(80)	(125)
General and administrative		(257)	(331)
Exploration costs		(524)	(800)
Research and development		(443)	(333)
Other taxes		(115)	(503)
Impairment of assets		(1,391)	43
Other income and expenses		(2,258)	(1,701)
Net income / (loss) before financial results and income taxes		18,346	10,497
Results of equity-accounted investments		75	136
Net income / (loss) before income taxes		18,421	10,633
Income taxes		(6,236)	(3,571)
Net income from continuing operations for the period		12,185	7,062
Net income for the period		12,185	7,062
Non-controlling interests		(5)	41
Net income from continuing operations		12,190	7,021
Net income attributable to
Net income from continuing operations		(5)	41
Net income (loss) attributable to shareholders of Petrobras		12,190	7,021
Net income attributable to shareholders of Petrobras		12,190	7,021
Operating segments [member] | Refining, Transportation & Marketing [member]
Disclosure of operating segments [line items]
Sales revenues	67,538
Cost of sales	(61,578)
Gross profit (loss)	5,960
Income (expenses)	(4,334)
Selling	(2,164)
General and administrative	(336)
Research and development	(11)
Other taxes	(151)
Impairment of assets	(697)
Other income and expenses	(975)
Net income / (loss) before financial results and income taxes	1,626
Results of equity-accounted investments	(151)
Net income / (loss) before income taxes	1,475
Income taxes	(552)
Net income from continuing operations for the period	923
Net income for the period	923
Non-controlling interests	(98)
Net income from continuing operations	1,021
Net income attributable to
Net income from continuing operations	(98)
Net income (loss) attributable to shareholders of Petrobras	1,021
Net income attributable to shareholders of Petrobras	1,021
Operating segments [member] | Refining, Transportation & Marketing [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		73,448	67,037
Cost of sales		(67,011)	(57,778)
Gross profit (loss)		6,437	9,259
Income (expenses)		(3,437)	(3,603)
Selling		(1,777)	(1,731)
General and administrative		(376)	(457)
Research and development		(11)	(13)
Other taxes		(207)	(203)
Impairment of assets		(442)	(781)
Other income and expenses		(624)	(418)
Net income / (loss) before financial results and income taxes		3,000	5,656
Results of equity-accounted investments		362	443
Net income / (loss) before income taxes		3,362	6,099
Income taxes		(1,020)	(1,922)
Net income from continuing operations for the period		2,342	4,177
Net income for the period		2,342	4,177
Non-controlling interests		(51)	(58)
Net income from continuing operations		2,393	4,235
Net income attributable to
Net income from continuing operations		(51)	(58)
Net income (loss) attributable to shareholders of Petrobras		2,393	4,235
Net income attributable to shareholders of Petrobras		2,393	4,235
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Sales revenues	11,493
Cost of sales	(7,713)
Gross profit (loss)	3,780
Income (expenses)	2,580
Selling	(2,260)
General and administrative	(134)
Research and development	(15)
Other taxes	(152)
Impairment of assets	(194)
Other income and expenses	5,335
Net income / (loss) before financial results and income taxes	6,360
Results of equity-accounted investments	103
Net income / (loss) before income taxes	6,463
Income taxes	(2,162)
Net income from continuing operations for the period	4,301
Net income from discontinued operations for the period	3
Net income for the period	4,304
Non-controlling interests	124
Net income from continuing operations	4,179
Net income from discontinued operations	1
Net income attributable to
Net income from continuing operations	121
Net income from discontinued operations	3
Net income (loss) attributable to shareholders of Petrobras	4,180
Net income attributable to shareholders of Petrobras	4,180
Operating segments [member] | Gas & Power [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		12,241	12,340
Cost of sales		(9,023)	(8,807)
Gross profit (loss)		3,218	3,533
Income (expenses)		(2,461)	(659)
Selling		(1,867)	(1,776)
General and administrative		(152)	(165)
Research and development		(21)	(26)
Other taxes		(65)	(258)
Impairment of assets		(190)	(446)
Other income and expenses		(166)	2,012
Net income / (loss) before financial results and income taxes		757	2,874
Results of equity-accounted investments		95	117
Net income / (loss) before income taxes		852	2,991
Income taxes		(257)	(977)
Net income from continuing operations for the period		595	2,014
Net income from discontinued operations for the period		15	17
Net income for the period		610	2,031
Non-controlling interests		128	119
Net income from continuing operations		471	1,891
Net income from discontinued operations		11	21
Net income attributable to
Net income from continuing operations		124	123
Net income from discontinued operations		4	(4)
Net income (loss) attributable to shareholders of Petrobras		482	1,912
Net income attributable to shareholders of Petrobras		482	1,912
Operating segments [member] | Corporate and other business [member]
Disclosure of operating segments [line items]
Sales revenues	1,221
Cost of sales	(1,167)
Gross profit (loss)	54
Income (expenses)	(4,282)
Selling	(31)
General and administrative	(1,401)
Research and development	(156)
Other taxes	(189)
Impairment of assets	1
Other income and expenses	(2,506)
Net income / (loss) before financial results and income taxes	(4,228)
Net finance income (expenses)	(8,764)
Results of equity-accounted investments	115
Net income / (loss) before income taxes	(12,877)
Income taxes	4,245
Net income from continuing operations for the period	(8,632)
Net income from discontinued operations for the period	2,557
Net income for the period	(6,075)
Non-controlling interests	198
Net income from continuing operations	(8,763)
Net income from discontinued operations	2,490
Net income attributable to
Net income from continuing operations	132
Net income from discontinued operations	66
Net income (loss) attributable to shareholders of Petrobras	(6,273)
Net income attributable to shareholders of Petrobras	(6,273)
Operating segments [member] | Corporate and other business [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		1,731	1,583
Cost of sales		(1,611)	(1,476)
Gross profit (loss)		120	107
Income (expenses)		(4,662)	(8,194)
Selling		(76)	(63)
General and administrative		(1,453)	(1,703)
Research and development		(166)	(200)
Other taxes		(283)	(825)
Impairment of assets		18	(7)
Other income and expenses		(2,702)	(5,396)
Net income / (loss) before financial results and income taxes		(4,542)	(8,087)
Net finance income (expenses)		(6,484)	(9,719)
Results of equity-accounted investments		(9)	(23)
Net income / (loss) before income taxes		(11,035)	(17,829)
Income taxes		2,994	4,641
Net income from continuing operations for the period		(8,041)	(13,188)
Net income from discontinued operations for the period		828	342
Net income for the period		(7,213)	(12,846)
Non-controlling interests		169	158
Net income from continuing operations		(7,972)	(13,239)
Net income from discontinued operations		590	235
Net income attributable to
Net income from continuing operations		(69)	51
Net income from discontinued operations		238	107
Net income (loss) attributable to shareholders of Petrobras		(7,382)	(13,004)
Net income attributable to shareholders of Petrobras		(7,382)	(13,004)
Eliminations [member]
Disclosure of operating segments [line items]
Sales revenues	(54,125)
Cost of sales	52,030
Gross profit (loss)	(2,095)
Income (expenses)	(26)
Selling	(21)
General and administrative	1
Impairment of assets	(2)
Other income and expenses	(4)
Net income / (loss) before financial results and income taxes	(2,121)
Net income / (loss) before income taxes	(2,121)
Income taxes	720
Net income from continuing operations for the period	(1,401)
Net income for the period	(1,401)
Net income from continuing operations	(1,401)
Net income attributable to
Net income (loss) attributable to shareholders of Petrobras	(1,401)
Net income attributable to shareholders of Petrobras	(1,401)
Eliminations [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		(55,164)	(45,260)
Cost of sales		54,429	44,800
Gross profit (loss)		(735)	(460)
Income (expenses)		(38)	73
Selling		(27)	81
General and administrative		(1)
Other income and expenses		(10)	(8)
Net income / (loss) before financial results and income taxes		(773)	(387)
Net income / (loss) before income taxes		(773)	(387)
Income taxes		263	132
Net income from continuing operations for the period		(510)	(255)
Net income for the period		(510)	(255)
Net income from continuing operations		(510)	(255)
Net income attributable to
Net income (loss) attributable to shareholders of Petrobras		(510)	(255)
Net income attributable to shareholders of Petrobras		(510)	(255)
Eliminations [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Sales revenues	49,400
Eliminations [member] | Exploration and Production [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		50,052	40,762
Eliminations [member] | Refining, Transportation & Marketing [member]
Disclosure of operating segments [line items]
Sales revenues	9,432
Eliminations [member] | Refining, Transportation & Marketing [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		16,655	16,142
Eliminations [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Sales revenues	3,308
Eliminations [member] | Gas & Power [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		3,701	3,261
Eliminations [member] | Corporate and other business [member]
Disclosure of operating segments [line items]
Sales revenues	226
Eliminations [member] | Corporate and other business [member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		205	201
Inter segments [Member]
Disclosure of operating segments [line items]
Sales revenues	$ 8,241
Inter segments [Member] | Reclassification [Member]
Disclosure of operating segments [line items]
Sales revenues		$ 15,449	$ 15,106